Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2021
Loans and Allowance for Loan Losses [Abstract]
Loans and Allowance for Loan Losses
(4)	Loans and Allowance for Loan Losses

The following tables present the recorded investment in loans by loan class:

	December 31, 2021
(dollars in thousands)	New York and other states*	Florida	Total
Commercial:
Commercial real estate	$147,063	21,653	168,716
Other	30,889	595	31,484
Real estate mortgage - 1 to 4 family:
First mortgages	2,723,734	1,212,568	3,936,302
Home equity loans	48,190	13,695	61,885
Home equity lines of credit	175,134	55,842	230,976
Installment	7,368	2,048	9,416
Total loans, net	$3,132,378	1,306,401	4,438,779
Less: Allowance for loan losses			44,267
Net loans			$4,394,512

	December 31, 2020
(dollars in thousands)	New York and other states*	Florida	Total
Commercial:
Commercial real estate	$148,775	18,666	167,441
Other	44,932	119	45,051
Real estate mortgage - 1 to 4 family:
First mortgages	2,606,781	1,098,915	3,705,696
Home equity loans	59,400	15,071	74,471
Home equity lines of credit	193,654	48,540	242,194
Installment	7,810	1,807	9,617
Total loans, net	$3,061,352	1,183,118	4,244,470
Less: Allowance for loan losses			49,595
Net loans			$4,194,875

* Includes New York, New Jersey, Vermont and Massachusetts.

As December 31, 2021 and 2020, the commercial loan class included $10 million and $29 million, respectively, of PPP loans.

At December 31, 2021 and 2020, the Company had approximately $37.3 million and $24.7 million of real estate construction loans, respectively. Of the $37.3 million in real estate construction loans at December 31, 2021, approximately $17.9 million were secured by first mortgages to residential borrowers with the remaining $19.4 million were to commercial borrowers for residential construction projects. Of the $24.7 million in real estate construction loans at December 31, 2020, approximately $10.5 million were secured by first mortgages to residential borrowers with the remaining $14.2 million were to commercial borrowers for residential construction projects.  The vast majority of construction loans are in the Company’s Florida market.

At December 31, 2021 and 2020, loans to executive officers, directors, and to associates of such persons aggregated $17.9 million and $16.3 million, respectively.  During 2021, approximately $8.6 million of new loans were made and repayments of loans totaled approximately $7.0 million.  The composition of the related parties’ loan balances had no changes during the year. All loans are current according to their term.

TrustCo lends in the geographic territory of its branch locations in New York, Florida, Massachusetts, New Jersey and Vermont.  Although the loan portfolio is diversified, a portion of its debtors’ ability to repay depends significantly on the economic conditions prevailing in the respective geographic territory.

The following tables present the recorded investment in non-accrual loans by loan class:

	December 31, 2021
(dollars in thousands)	New York and other states*	Florida	Total
Loans in non-accrual status:
Commercial:
Commercial real estate	$67	-	67
Other	45	-	45
Real estate mortgage - 1 to 4 family:
First mortgages	13,990	1,797	15,787
Home equity loans	247	45	292
Home equity lines of credit	2,337	174	2,511
Installment	23	14	37
Total non-accrual loans	16,709	2,030	18,739
Restructured real estate mortgages - 1 to 4 family	17	-	17
Total nonperforming loans	$16,726	2,030	18,756

	December 31, 2020
(dollars in thousands)	New York and other states*	Florida	Total
Loans in non-accrual status:
Commercial:
Commercial real estate	$372	-	372
Other	80	-	80
Real estate mortgage - 1 to 4 family:
First mortgages	16,637	1,010	17,647
Home equity loans	80	47	127
Home equity lines of credit	2,662	130	2,792
Installment	43	-	43
Total non-accrual loans	19,874	1,187	21,061
Restructured real estate mortgages - 1 to 4 family	23	-	23
Total nonperforming loans	$19,897	1,187	21,084

* Includes New York, New Jersey, Vermont and Massachusetts.

The Company transfers loans to other real estate owned, at fair value less cost to sell, in the period the Company obtains physical possession of the property (through legal title or through a deed in lieu).  As of December 31, 2021 and 2020, other real estate owned included $362 thousand and $541 thousand, respectively, of residential foreclosed properties.  In addition, non‑accrual residential mortgage loans that are in the process of foreclosure had a recorded investment of $9.7 million and $11.6 million as of December 31, 2021 and 2020, respectively.

The following tables present the aging of the recorded investment in past due loans by loan class and by region as of December 31, 2021 and 2020:

	December 31, 2021

New York and other states*:	30-59 Days	60-89 Days	90 + Days	Total 30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$-	233	45	278	146,785	147,063
Other	-	-	-	-	30,889	30,889
Real estate mortgage - 1 to 4 family:
First mortgages	1,303	239	9,867	11,409	2,712,325	2,723,734
Home equity loans	136	-	224	360	47,830	48,190
Home equity lines of credit	355	458	911	1,724	173,410	175,134
Installment	27	5	4	36	7,332	7,368

Total	$1,821	935	11,051	13,807	3,118,571	3,132,378

Florida:	30-59 Days	60-89 Days	90 + Days	Total 30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$-	-	-	-	21,653	21,653
Other	-	-	-	-	595	595
Real estate mortgage - 1 to 4 family:
First mortgages	869	180	1,146	2,195	1,210,373	1,212,568
Home equity loans	-	45	-	45	13,650	13,695
Home equity lines of credit	-	89	-	89	55,753	55,842
Installment	18	-	5	23	2,025	2,048

Total	$887	314	1,151	2,352	1,304,049	1,306,401

Total:	30-59 Days	60-89 Days	90 + Days	Total 30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$-	233	45	278	168,438	168,716
Other	-	-	-	-	31,484	31,484
Real estate mortgage - 1 to 4 family:
First mortgages	2,172	419	11,013	13,604	3,922,698	3,936,302
Home equity loans	136	45	224	405	61,480	61,885
Home equity lines of credit	355	547	911	1,813	229,163	230,976
Installment	45	5	9	59	9,357	9,416

Total	$2,708	1,249	12,202	16,159	4,422,620	4,438,779

* Includes New York, New Jersey, Vermont and Massachusetts.

	December 31, 2020

New York and other states*:	30-59 Days	60-89 Days	90 + Days	Total 30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$125	77	279	481	146,582	147,063
Other	-	-	80	80	44,852	44,932
Real estate mortgage - 1 to 4 family:
First mortgages	1,220	982	10,927	13,129	2,593,652	2,606,781
Home equity loans	120	1	48	169	59,231	59,400
Home equity lines of credit	401	344	1,273	2,018	191,636	193,654
Installment	3	-	43	46	7,764	7,810

Total	$1,869	1,404	12,650	15,923	3,045,429	3,061,352

Florida:	30-59 Days	60-89 Days	90 + Days	Total 30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$-	-	-	-	18,666	18,666
Other	-	-	-	-	119	119
Real estate mortgage - 1 to 4 family:
First mortgages	365	517	655	1,537	1,097,378	1,098,915
Home equity loans	-	-	47	47	15,024	15,071
Home equity lines of credit	-	-	-	-	48,540	48,540
Installment	7	10	-	17	1,790	1,807

Total	$372	527	702	1,601	1,181,517	1,183,118

Total:	30-59 Days	60-89 Days	90 + Days	Total 30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$125	77	279	481	166,960	167,441
Other	-	-	80	80	44,971	45,051
Real estate mortgage - 1 to 4 family:
First mortgages	1,585	1,499	11,582	14,666	3,691,030	3,705,696
Home equity loans	120	1	95	216	74,255	74,471
Home equity lines of credit	401	344	1,273	2,018	240,176	242,194
Installment	10	10	43	63	9,554	9,617

Total	$2,241	1,931	13,352	17,524	4,226,946	4,244,470

* Includes New York, New Jersey, Vermont and Massachusetts.

At December 31, 2021 and 2020, there were no loans that are 90 days past due and still accruing interest.  As a result, non‑accrual loans includes all loans 90 days past due and greater as well as certain loans less than 90 days past due that were placed in non‑accruing status for reasons other than delinquent status.  There are no commitments to extend further credit on nonaccrual or restructured loans.

Activity in the allowance for loan losses by portfolio segment is summarized as follows:

	For the year ended December 31, 2021
(dollars in thousands)	Commercial	Real Estate Mortgage- 1 to 4 Family	Installment	Total

Balance at beginning of period	$4,140	44,950	505	49,595
Loans charged off:
New York and other states*	30	339	58	427
Florida	-	1	2	3
Total loan chargeoffs	30	340	60	430

Recoveries of loans previously charged off:
New York and other states*	32	464	54	550
Florida	-	2	-	2
Total recoveries	32	466	54	552
Net loans charged off	(2)	(126)	6	(122)
Credit for loan losses	(1,007)	(4,387)	(56)	(5,450)
Balance at end of period	$3,135	40,689	443	44,267

	For the year ended December 31, 2020
(dollars in thousands)	Commercial	Real Estate Mortgage- 1 to 4 Family	Installment	Total

Balance at beginning of period	$3,999	39,748	570	44,317
Loans charged off:
New York and other states*	36	404	187	627
Florida	-	-	34	34
Total loan chargeoffs	36	404	221	661

Recoveries of loans previously charged off:
New York and other states*	10	314	12	336
Florida	-	3	-	3
Total recoveries	10	317	12	339
Net loans charged off	26	87	209	322
Provision for loan losses	167	5,289	144	5,600
Balance at end of period	$4,140	44,950	505	49,595

The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2021 and 2020:

	December 31, 2021
(dollars in thousands)	Commercial Loans	1-to-4 Family Residential Real Estate	Installment Loans	Total

Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	-	-	-
Collectively evaluated for impairment	3,135	40,689	443	44,267

Total ending allowance balance	$3,135	40,689	443	44,267

Loans:
Individually evaluated for impairment	$232	18,272	-	18,504
Collectively evaluated for impairment	199,968	4,210,891	9,416	4,420,275

Total ending loans balance	$200,200	4,229,163	9,416	4,438,779

	December 31, 2020
(dollars in thousands)	Commercial Loans	1-to-4 Family Residential Real Estate	Installment Loans	Total

Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	-	-	-
Collectively evaluated for impairment	4,140	44,950	505	49,595

Total ending allowance balance	$4,140	44,950	505	49,595

Loans:
Individually evaluated for impairment	$1,028	20,553	-	21,581
Collectively evaluated for impairment	211,464	4,001,808	9,617	4,222,889

Total ending loans balance	$212,492	4,022,361	9,617	4,244,470

The Company has identified nonaccrual commercial and commercial real estate loans, as well as all loans restructured under a TDR, as impaired loans.  A loan is considered impaired when it is probable that the borrower will be unable to repay the loan according to the original contractual terms of the loan agreement or the loan is restructured in a TDR.

A loan for which the terms have been modified, and for which the borrower is experiencing financial difficulties, is considered a TDR and is classified as impaired.  TDR’s at December 31, 2021 and 2020 are measured at the present value of estimated future cash flows using the loan’s effective rate at inception or the fair value of the underlying collateral if the loan is considered collateral dependent.

The following tables present impaired loans by loan class as of December 31, 2021 and 2020:

	December 31, 2021
New York and other states*: (dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	YTD Avg Recorded Investment

Commercial:
Commercial real estate	$187	279	-	1,154
Other	45	45	-	107
Real estate mortgage - 1 to 4 family:
First mortgages	13,687	13,875	-	14,072
Home equity loans	161	161	-	235
Home equity lines of credit	1,852	1,939	-	2,256

Total	$15,932	16,299	-	17,824

Florida: (dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	YTD Avg Recorded Investment

Commercial:
Commercial real estate	$-	-	-	105
Other	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	2,368	2,368	-	2,562
Home equity loans	-	-	-	16
Home equity lines of credit	204	204	-	246

Total	$2,572	2,572	-	2,929

Total: (dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	YTD Avg Recorded Investment

Commercial:
Commercial real estate	$187	279	-	1,259
Other	45	45	-	107
Real estate mortgage - 1 to 4 family:
First mortgages	16,055	16,243	-	16,634
Home equity loans	161	161	-	251
Home equity lines of credit	2,056	2,143	-	2,502

Total	$18,504	18,871	-	20,753

* Includes New York, New Jersey, Vermont and Massachusetts.

	December 31, 2020

New York and other states*: (dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	YTD Avg Recorded Investment

Commercial:
Commercial real estate	$819	943	-	1,186
Other	111	111	-	103
Real estate mortgage - 1 to 4 family:
First mortgages	15,024	15,411	-	14,110
Home equity loans	219	240	-	235
Home equity lines of credit	2,158	2,298	-	2,258

Total	$18,331	19,003	-	17,892

Florida: (dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	YTD Avg Recorded Investment

Commercial:
Commercial real estate	$98	98	-	105
Other	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	2,908	2,908	-	2,555
Home equity loans	-	-	-	16
Home equity lines of credit	244	244	-	246

Total	$3,250	3,250	-	2,922

Total: (dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	YTD Avg Recorded Investment

Commercial:
Commercial real estate	$917	1,041	-	1,291
Other	111	111	-	103
Real estate mortgage - 1 to 4 family:
First mortgages	17,932	18,319	-	16,665
Home equity loans	219	240	-	251
Home equity lines of credit	2,402	2,542	-	2,504

Total	$21,581	22,253	-	20,814

* Includes New York, New Jersey, Vermont and Massachusetts.

The Company has not committed to lend additional amounts to customers with outstanding loans that are classified as impaired.  Interest income recognized on impaired loans was not material in 2021, 2020, and 2019.

Included in impaired loans are approximately $10.7 million and $11.7 million of loans in accruing status that were identified as TDR’s as of December 31, 2021 and 2020, respectively.

Management evaluates impairment on impaired loans on a quarterly basis.  If, during this evaluation, impairment of the loan is identified, a charge‑off is taken at that time if necessary.  As a result, as of December 31, 2021 and 2020, based upon management’s evaluation and due to the sufficiency of charge‑offs taken, none of the allowance for loan losses has been allocated to a specific impaired loan(s).

The following table presents modified loans by class that were determined to be TDR’s that occurred during the years ended December 31, 2021, 2020 and 2019:

	Year ended 12/31/21			Year ended 12/31/20			Year ended 12/31/19

New York and other states*: (dollars in thousands)	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Commercial:
Commercial real estate	-	$-	-	1	$125	125	1	$125	125
Real estate mortgage - 1 to 4 family:
First mortgages	6	1,114	1,114	12	2,303	2,303	18	2,621	2,621
Home equity loans	1	2	2	-	-	-	-	-	-
Home equity lines of credit	2	40	40	3	169	169	2	235	235

Total	9	$1,156	1,156	16	$2,597	2,597	21	$2,981	2,981

Florida: (dollars in thousands)	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Real estate mortgage - 1 to 4 family:
First mortgages	1	$77	77	4	$586	586	6	$632	632
Home equity loans	-	-	-	-	-	-	-	-	-
Home equity lines of credit	1	50	50	-	-	-	-	-	-

Total	2	$127	127	4	$586	586	6	$632	632

* Includes New York, New Jersey, Vermont and Massachusetts.

The addition of these TDR’s did not have a significant impact on the allowance for loan losses.

The following table presents loans by class modified as TDR’s that occurred during the years ended December 31, 2021, 2020 and 2019 for which there was a payment default within 12 months of modification:

	Year ended 12/31/21		Year ended 12/31/20		Year ended 12/31/19
New York and other states*: (dollars in thousands)	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment

Real estate mortgage - 1 to 4 family:
First mortgages	-	$-	4	$457	2	$418
Home equity loans	-	-	1	19	-	-
Home equity lines of credit	1	56	-	-	-	-

Total	1	$56	5	$476	2	$418

Florida: (dollars in thousands)	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment

Real estate mortgage - 1 to 4 family:
First mortgages	-	$-	-	$-	-	$-
Home equity lines of credit	-	-	-	-	-	-

Total	-	$-	-	$-	-	$-

* Includes New York, New Jersey, Vermont and Massachusetts.

In situations where the Bank considers a loan modification, management determines whether the borrower is experiencing financial difficulty by performing an evaluation of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification.  This evaluation is performed under the Company’s underwriting policy.  Generally, the modification of the terms of loans was the result of the borrower filing for bankruptcy protection.  Chapter 13 bankruptcies generally include the deferral of all past due amounts for a period of generally 60 months in accordance with the bankruptcy court order.  In the case of Chapter 7 bankruptcies, even though there is no modification of terms, the borrowers’ debt to the Company was discharged and they may not reaffirm the debt.

A loan is considered to be in payment default once it is 90 days contractually past due under the modified terms.  In situations involving a borrower filing for Chapter 13 bankruptcy protection, however, a loan is considered to be in payment default once it is 30 days contractually past due, consistent with the treatment by the bankruptcy court.

The TDR’s that subsequently defaulted described above did not have a material impact on the allowance for loan losses as the underlying collateral was evaluated at the time these loans were identified as TDR’s, and a charge‑off was taken at that time, if necessary.  Collateral values on these loans are reviewed for collateral sufficiency on a quarterly basis.

As noted above, loan modifications and payment deferrals as a result of COVID-19 that meet the criteria established under Section 4013 of the CARES Act or under applicable interagency guidance of the federal banking regulators were excluded from evaluation of TDR classification and were reported as current during the payment deferral period. The Company’s policy is to continue to accrue interest during the deferral period. Loans not meeting the CARES ACT or regulatory guidance are evaluated for TDR and non-accrual treatment under the Company’s existing policies and procedures.  There was no loan modifications made pursuant to the CARES ACT that were in payment deferral at December 31, 2021. As of December 31, 2020 there was $2 million of residential loan deferrals. There were no commercial or installment loan deferrals as of December 31, 2021 and 2020.

The Company categorizes non-homogenous loans such as commercial and commercial real estate loans into risk categories based on relevant information about the ability of borrowers to service their debt, such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors.  On at least an annual basis, in accordance with the Company’s Loan Policy, the Company analyzes non-homogeneous loans, individually by grading the loans based on credit risk.  The loan grades assigned to all loan types are also tested by the Company’s external loan review firm in accordance with the Company’s loan review policy.

The Company uses the following definitions for classified loans:

Special Mention: Loans classified as special mention have a potential weakness that deserves management’s close attention.  If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the Company’s credit position at some future date.

Substandard: Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any.  Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt.  They are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

Doubtful: Loans classified as doubtful have all the weaknesses inherent in those loans classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.  All doubtful loans are considered impaired.

Loans not meeting the criteria above that are analyzed individually as part of the above-described process are considered to be pass rated loans.

As of December 31, 2021 and 2020, and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

	December 31, 2021
New York and other states*: (dollars in thousands)	Pass	Classified	Total

Commercial:
Commercial real estate	$145,500	1,563	147,063
Other	30,726	163	30,889
	$176,226	1,726	177,952

Florida: (dollars in thousands)	Pass	Classified	Total

Commercial:
Commercial real estate	$21,113	540	21,653
Other	595	-	595
	$21,708	540	22,248

Total: (dollars in thousands)	Pass	Classified	Total

Commercial:
Commercial real estate	$166,613	2,103	168,716
Other	31,321	163	31,484
	$197,934	2,266	200,200

* Includes New York, New Jersey and Massachusetts.

	December 31, 2020
New York and other states*: (dollars in thousands)	Pass	Classified	Total

Commercial:
Commercial real estate	$145,741	3,034	148,775
Other	44,522	410	44,932
	$190,263	3,444	193,707

Florida: (dollars in thousands)	Pass	Classified	Total

Commercial:
Commercial real estate	$18,092	574	18,666
Other	119	-	119
	$18,211	574	18,785

Total: (dollars in thousands)	Pass	Classified	Total

Commercial:
Commercial real estate	$163,833	3,608	167,441
Other	44,641	410	45,051
	$208,474	4,018	212,492

* Includes New York, New Jersey and Massachusetts.

Included in classified loans in the above tables are impaired loans of $226 thousand and $796 thousand at December 31, 2021 and 2020, respectively.

For homogeneous loan pools, such as residential mortgages, home equity lines of credit, and installment loans, the Company uses payment status to identify the credit risk in these loan portfolios.  Payment status is reviewed on a daily basis by the Bank’s collection area and on a monthly basis with respect to determining the adequacy of the allowance for loan losses.  The payment status of these homogeneous pools at December 31, 2021 and 2020 is included in the aging of the recorded investment of past due loans table.  In addition, the total nonperforming portion of these homogeneous loan pools at December 31, 2021 and 2020 is presented in the recorded investment in non-accrual loans table.

In 2020, the company granted 663 PPP loans totaling $46 million of which 514 PPP loans totaling $29 million remained outstanding as of December 31, 2020. In 2021 the bank granted an additional 344 PPP loans totaling $23 million and as of December 31, 2021, 190 PPP loans totaling $10 million remain outstanding.